Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	2021	2020	2019
	(in thousands)
	£	£	£
Share capital	2,087	2,047	1,299
Share premium	141,050	140,890	79,541
	143,137	142,937	80,840

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,180	51,175	32,479
	52,180	51,175	32,479

Summary of Movement in the Share Capital

12. Share capital and share premium (continued)

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2019	32,479	1,299	79,541
Exercise of share options	33	1	14
Issue of share capital	18,663	747	61,335
Balance at December 31, 2020	51,175	2,047	140,890
Exercise of share options	1,005	40	160
Balance at December 31, 2021	52,180	2,087	141,050